Intangible Assets (Schedule of Future Amortization of Intangible Assets) (Details) (USD $)	Jun. 30, 2014	Mar. 31, 2014	Mar. 31, 2013
Finite-Lived Intangible Assets [Line Items]
2015		$ 62,884
2016		49,770
2017		28,199
2018		19,617
2019		19,616
Intangible assets, net	$ 167,425	$ 180,086	$ 272,263